Other Receivables	12 Months Ended
Dec. 31, 2010
Accounts Notes Loans And Financing Receivable Gross Allowance And Net [Abstract]
Other Receivables [Text Block]
	2010	2009
	$	$

Trade debtors are net of:
Provision for doubtful debt	19	12

Other receivables include:

Prepayments and accrued income	60	52
Interest receivable	9	2
Exploration debtors	11	-
Deferred loan fees	-	15
Other debtors	6	5
	86	74